Goodwill and intangible assets, net - Goodwill rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	€ 181,927
Impairment charge	(181,927)
Goodwill, ending balance	0	€ 181,927
Developed Europe
Goodwill [Roll Forward]
Goodwill, beginning balance	95,451
Impairment charge	(95,451)	104,600
Goodwill, ending balance	0	95,451
Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	86,476
Impairment charge	(86,476)
Goodwill, ending balance	€ 0	€ 86,476